Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
4. Accrued liabilities

Accrued liabilities were comprised of the following:

	December 31, 2011	March 31, 2012
Accrued sales commissions	$3,609	$5,383
Sales and use tax	1,430	1,495
Accrued compensation	2,293	3,028
Uninvoiced accounts payable	1,646	10,112
Other	1,554	3,830
Total accrued liabilities	$10,532	$23,848

6. Accrued Liabilities

Accrued liabilities were comprised of the following:

	December 31,
	2010	2011
Accrued sales commissions	$1,938	$3,609
Sales and use tax	1,550	1,430
Accrued compensation	1,026	2,293
Uninvoiced accounts payable	1,297	1,646
Other	225	1,554
Total accrued liabilities	$6,036	$10,532